LITIGATION AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2023
LITIGATION AND CONTINGENCIES
Schedule of guarantees and restricted assets

Guarantees that commit assets recognized in the financial statements:

			Committed assets		Accounting value
Guaranty creditor	Debtor name	Relationship	Guaranty	Type	12.31.2023	12.31.2022
					ThCh$	ThCh$
Administradora Plaza Vespucio S.A.	Embotelladora Andina S.A.	Parent company	Guarantee receipt	Trade accounts and other accounts receivable	169,150	98,170
Cooperativa Agrícola Pisquera Elqui Limitada	Embotelladora Andina S.A.	Parent company	Guarantee receipt	Other non-current financial assets	1,125,595	1,056,320
Mall Plaza	Embotelladora Andina S.A.	Parent company	Guarantee receipt	Trade accounts and other accounts receivable	666,024	330,298
Metro S.A.	Embotelladora Andina S.A.	Parent company	Guarantee receipt	Trade accounts and other accounts receivable	22,222	21,207
Parque Arauco S.A.	Embotelladora Andina S.A.	Parent company	Guarantee receipt	Trade accounts and other accounts receivable	299,464	142,901
Lease agreement	Embotelladora Andina S.A.	Parent company	Guarantee receipt	Trade accounts and other accounts receivable	96,299	103,711
Others	Embotelladora Andina S.A.	Parent company	Guarantee receipt	Trade accounts and other accounts receivable	59,468	14,183
Several retail	Vending	Subsidiary	Guarantee receipt	Trade accounts and other accounts receivable	—	61,395
Several retail	Transportes Refrescos	Subsidiary	Guarantee receipt	Trade accounts and other accounts receivable	—	693
Several retail	Transportes Polar	Subsidiary	Guarantee receipt	Trade accounts and other accounts receivable	17,656	22,235
Workers’ claims	Rio de Janeiro Refrescos Ltda.	Subsidiary	Judicial deposit	Other non-current non-financial assets	7,100,709	6,605,781
Civil and tax claims	Rio de Janeiro Refrescos Ltda.	Subsidiary	Judicial deposit	Other non-current non-financial assets	7,485,574	6,457,702
Governmental entities	Rio de Janeiro Refrescos Ltda.	Subsidiary	Plant and equipment	Property, plant & equipment	11,259,278	10,196,929
Distribuidora Baraldo S.H.	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	22	97
Acuña Gomez	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	33	145
Nicanor López	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	23	104
Municipalidad Bariloche	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	434	2,428
Municipalidad San Antonio Oeste	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	2,395	10,664
Municipalidad Carlos Casares	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	97	431
Municipalidad Chivilcoy	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	14,979	66,697
Granada Maximiliano	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	195	870
Municipalidad de Junin	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	94	139
Almada Jorge	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	265	1,180
Farias Matias Luis	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	—	541
Temas Industriales SA - Embargo General de Fondos	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	13,604	60,575
DBC SA C CERVECERIA ARGENTINA SA ISEMBECK	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	2,441	10,870
Coto Cicsa	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	1,139	1,932
Cencosud	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	271	1,208
Jose Luis Kreitzer, Alexis Beade Y Cesar Bechetti	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	25,920	4,784
Vicentin	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	1,074	125,683
Marcus A.Peña	Paraguay Refrescos	Subsidiary	Real estate	Property, plant & equipment	5,332	4,965
Ana Maria Mazó	Paraguay Refrescos	Subsidiary	Real estate	Property, plant & equipment	1,077	1,113
Stefano Szwao Giacomelli	Paraguay Refrescos	Subsidiary	Real estate	Property, plant & equipment	2,892	—

Guarantees that do not commit assets recognized in the Financial Statements:

			Committed assets		Amounts involved
Guaranty creditor	Debtor name	Relationship	Guaranty	Type	12.31.2023	12.31.2022
					ThCh$	ThCh$
Labor procedures	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guaranty receipt	Legal proceeding	2,681,242	1,936,493
Administrative procedures	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guaranty receipt	Legal proceeding	11,245,798	7,616,498
Federal government	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guaranty receipt	Legal proceeding	223,415,663	186,607,491
State government	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guaranty receipt	Legal proceeding	108,317,724	117,027,313
Sorocaba Refrescos	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guaranty receipt	Guarantor	3,623,490	3,280,603
Others	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guaranty receipt	Legal proceeding	1,369,766	3,423,715
Aduana de EZEIZA	Andina Empaques Argentina S.A.	Subsidiary	Surety insurance	Faithful compliance of contract	658,369	3,791
Aduana de EZEIZA	Andina Empaques Argentina S.A.	Subsidiary	Surety insurance	Faithful compliance of contract	3,886	880,984